Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt	Debt

(in thousands of $)	December 31, 2024	December 31, 2023
Total debt, net of deferred finance charges	713,887	439,496
Less: Current portion of long-term debt, net of deferred finance charges	(24,304)	(19,795)
Long-term debt, net of deferred finance charges	689,583	419,701

(in thousands of $)	December 31, 2024	December 31, 2023	Maturity dates
Vessel financing (Mount Norefjell)	58,810	61,297	March 2030
Vessel financing (Mount Ita)	58,814	61,302	March 2030
Vessel financing (Mount Etna)	59,346	61,812	April 2030
Vessel financing (Mount Blanc)	59,253	61,681	May 2030
Vessel financing (Mount Matterhorn)	60,495	62,509	July 2030
Vessel financing (Mount Neblina)	60,494	62,509	August 2030
Vessel financing (Mount Hua)	61,535	13,683	January 2031
Vessel financing (Mount Bandeira)	61,535	13,683	January 2031
Vessel financing (Mount Elbrus)	61,535	13,783	January 2031
Vessel financing (Mount Denali)	62,025	13,783	April 2031
Vessel financing (Mount Aconcagua)	62,024	13,783	June 2031
Vessel financing (Mount Emai)	62,024	13,783	June 2031
Total debt, gross	727,890	453,608
Less: Deferred finance charges	(14,003)	(14,112)
Total debt, net of deferred finance charges	713,887	439,496

The outstanding debt as of December 31, 2024, is repayable as follows:

Year ending December 31
(in thousands of $)
2025	26,913
2026	26,064
2027	27,539
2028	29,563
2029	31,525
Thereafter	586,286
Total	727,890
Deferred finance charges	(14,003)
Total debt, net of deferred finance charges	713,887

AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements

The Company has entered into sale and leaseback transactions accounted for as financing transactions. In February 2022, the Company entered into sale and leaseback arrangements with AVIC for the first four newbuildings “Mount Norefjell,” “Mount Ita,” “Mount Etna” and “Mount Blanc” which were delivered from New Times Shipyard. Pursuant to the lease financing, Himalaya Shipping received pre-delivery financing at a fixed interest rate of 5% per annum for the third and fourth pre-delivery installments ($6.8 million paid for each of the third and fourth installments). As security for the pre-delivery financing, the Company entered into an agreement to assign to AVIC the first four newbuilding contracts and the related refund guarantees, as well as a parent company guarantee from the Company, share pledges over the related subsidiaries, and account pledges over the related subsidiaries’ bank accounts. Upon delivery of the relevant vessels from New Times Shipyard, the vessels were sold to companies owned by AVIC. The vessels were delivered in the year ended December 31, 2023 and chartered back on seven-year bareboat charters which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is at a price of $56.9 million, declining to $47.2 million after year 7.
In February 2023, the sale leaseback agreements for the first four newbuildings were amended whereby AVIC agreed to finance 90% of the sixth installments on the newbuilding contracts or $2.2 million for each vessel relating to the cost of installing scrubbers on each vessel. There are repayable in advance in 12 quarterly installments of $180,000 for each vessel, together with interest calculated as: a) LIBOR plus a margin of 4.5% for the period until June 30, 2023; and b) Overnight SOFR plus a margin of 4.5% and credit adjustment spread of 0.26161% from July 1, 2023.

Under the relevant financing agreements, payment of dividends or other distributions from each relevant subsidiary to the Company will only be allowed if immediately following such payment or distribution there will be maintained in the bank account an amount no less than the higher of (a) $3.6 million and (b) the aggregate of the bareboat rate under the facility and the operating expenses for the vessel that are payable within the following six months.

The fixed price purchase options in addition to the cash penalty of $25.0 million per vessel which is payable for not exercising any of the purchase options under the sale and leaseback transaction results in a failed sale and leaseback and therefore, the transaction is accounted for as a financing transaction.

In the year ended December 31, 2023, the Company drew down $200.0 million (2022: $54.3 million) on the AVIC financing to pay scheduled delivery installments for the first four newbuildings. The amount outstanding under the facility was $236.2 million and $246.1 million as of December 31, 2024 and December 31, 2023, respectively. The carrying value of vessels and equipment financed by AVIC was $272.4 million and $282.1 million as of December 31, 2024 and December 31, 2023, respectively.

CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements

In April 2022, the Company entered into sale and leaseback arrangements with CCBFL for newbuildings “Mount Matterhorn,” “Mount Neblina,” “Mount Bandeira,” “Mount Hua,” “Mount Elbrus,” “Mount Denali,” “Mount Aconcagua” and “Mount Emai” to be delivered from New Times Shipyard. Pursuant to the lease financing, CCBFL provided pre-delivery financing at a fixed interest rate of 5% per annum for the third and fourth pre-delivery installments ($6.8 million and $6.9 million, respectively) for newbuildings “Mount Matterhorn”, “Mount Neblina”, “Mount Bandeira”, “Mount Hua”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”. As security for the pre-delivery financing, the Company entered into an agreement to assign to CCBFL the relevant newbuilding contracts and the related refund guarantees, as well as giving a parent company guarantee from the Company, share pledges over the related subsidiaries, and account pledges over the related subsidiaries’ bank accounts. Upon delivery of the relevant vessels from New Times Shipyard, the vessels were sold to companies owned and designated by CCBFL. The financing amount for each of the vessels is the lower of 90% of the newbuilding contract price and $63.0 million. The vessels were chartered back on seven-year bareboat charters which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is $56.0 million declining to $46.0 million after year 7.

The fixed price purchase options under the sale and leaseback transaction results in a failed sale and leaseback and therefore, the transaction is accounted for as a financing transaction.

In the year ended December 31, 2024, the Company drew down $196.9 million (2023: $160.6 million and 2022: $20.5 million) on the financing to pay scheduled delivery installments. The amount outstanding under the facility was $368.6 million and $180.2 million as of December 31, 2024 and December 31, 2023, respectively. The carrying value of vessels and equipment financed by CCBFL was $436.0 million and $146.5 million as of December 31, 2024 and December 31, 2023, respectively. The carrying value of newbuildings financed by CCBFL was $87.7 million as of December 31, 2023.

After 180 days of the delivery of each newbuilding, each subsidiary under the CCBFL sale leaseback arrangement is required to maintain a minimum cash balance equivalent to the bareboat hire payable within the following three months which amounts to approximately $1.5 million per vessel. As of December 31, 2024, the Company is required to maintain a total minimum cash balance of $9.3 million in the subsidiaries that lease “Mount Matterhorn”, “Mount Neblina”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”, which are included in cash and cash equivalents on the consolidated balance sheet as of December 31, 2024 as there are no legal restrictions on the bank account.

Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements
In December 2022, the Company, CCBFL and Jiangsu entered into novation and assignment agreements to transfer and assign all of CCBFL’s rights and obligations to Jiangsu under the corresponding sale leaseback arrangements for newbuildings “Mount Bandeira” and “Mount Hua.” The novation was accounted for as a debt extinguishment. The transfer was effective in March 2023. The terms under the sale leaseback arrangements remain unchanged. Upon delivery of the relevant vessels from New Times Shipyard in January 2024, the vessels were sold to companies owned and designated by Jiangsu and chartered back on seven-year bareboat charters, which include purchase options each year from year 3 until the end of the bareboat period. The first purchase option in year 3 is $56.0 million and declines to $46.0 million after year 7.

The fixed price purchase options under the sale and leaseback transaction results in a failed sale and leaseback and therefore, the transaction is accounted for as a financing transaction.

In the year ended December 31, 2024, the Company drew down $98.6 million (2023: $27.4 million) from Jiangsu for delivery installments on the “Mount Hua” and “Mount Bandeira”. The amount outstanding under the facility was $123.1 million and $27.4 million as of December 31, 2024 and December 31, 2023, respectively. The carrying value of vessels and equipment financed by Jiangsu was $144.5 million as of December 31, 2024.

After 180 days of the delivery of each newbuilding, each subsidiary under the Jiangsu sale and leaseback arrangement is required to maintain a minimum cash balance equivalent to the bareboat hire payable within the next three months which amounts to approximately $1.5 million per vessel. As of December 31, 2024, the Company is required to maintain a total minimum cash balance of $3.0 million in the subsidiaries that lease “Mount Bandeira”, and “Mount Hua”, which are included in cash and cash equivalents on the consolidated balance sheet as of December 31, 2024 as there are no legal restrictions on the bank account.

The bareboat rate per day under the sale and leaseback arrangements is fixed for the bareboat period and the average bareboat rate per day for the sale leaseback arrangements with AVIC, CCBFL and Jiangsu is $16,567. Bareboat payments are paid quarterly in advance under the arrangement with AVIC and quarterly in arrears under the arrangements with CCBFL and Jiangsu. The Company has classified the estimated amortization of the bareboat payments due within twelve months from December 31, 2024 and December 31, 2023 as “Current portion of long-term debt” in the consolidated balance sheets.

Under the sale and leaseback financing arrangements, we are required to pay loan fees to AVIC, CCBFL and Compass Advisory Services Pte. Ltd. from the date we entered into the Sale and Leaseback Agreements up to the delivery date of the vessels which we net off against “Current portion of long-term debt” and “Long-term debt” in the Consolidated Balance Sheets. In the years ended December 31, 2024 and 2023, we paid loan fees of $2.3 million and $7.4 million, respectively.

Drew Holdings Limited. (“Drew”) – Revolving Credit Facility

As of December 31, 2024, the Company has a $10.0 million Revolving Credit Facility agreement with Drew, who is a significant shareholder in the Company. Refer to Note 17 for details on the terms of the agreement with Drew.

DNB Bridge Facility

In March 2023, the Company entered into an unsecured Bridge Facility with DNB Markets as arranger and DNB Bank ASA as lender and agent for a maximum amount of $15.0 million for general corporate purposes with a maturity date of September 1, 2023. Amounts outstanding under the Bridge Facility bear interest at SOFR plus a margin of 6% per annum. The Company drew down $7.5 million in March 2023 which it fully repaid in April 2023 from the proceeds of the IPO. Subsequently, the Bridge Facility was terminated in April 2023.

As of December 31, 2024 and 2023, we were in compliance with all of our covenants in each of our financing arrangements to the extent applicable.